Pay vs Performance Disclosure number in Millions	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2023	Dec. 31, 2024	Dec. 31, 2025	Jun. 06, 2022	Dec. 31, 2022	Oct. 27, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosures
									Value of Initial $100
Year(1)	Summary Compen- sation Table Total for PEO #1 ($)(2)	Compen- sation Actually Paid to PEO #1(3) ($)	Summary Compen- sation Table Total for PEO #2 ($)(2)	Compen- sation Actually Paid to PEO #2(3) ($)	Summary Compen- sation Table Total for PEO #3 ($)(2)	Compen- sation Actually Paid to PEO #3(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid for Non-PEO NEOs(3) ($)	Company TSR ($)	Peer TSR(4) ($)	Net Loss ($M)	Adjusted EBITDA(5) ($M)

2025	2,117,607	13,037,895	—	—	—	—	2,520,654	2,939,620	80.76	143.95	41,799	42,104
2024	11,496,011	39,903,912	2,464,918	(1,673,770)	—	—	2,415,300	7,117,111	55.94	133.04	134,202	9,308
2023	4,428,149	5,243,837	2,045,929	2,427,264	2,045,929	1,450,802	1,336,500	1,556,330	10.29	118.65	168,472	(55,169)
2022	5,360,969	(4,770,471)	3,246,285	(2,009,267)	2,070,494	(2,517,376)	1,037,349	(1,969,192)	6.40	97.63	196,445	(112,454)
2021	4,985,262	(1,032,147)	—	—	—	—	4,635,775	1,614,422	59.42	142.97	236,107	(126,908)

Company Selected Measure Name								Adjusted EBITDA
Named Executive Officers, Footnote	The following table lists the PEO(s) and non-PEO NEOs for each of fiscal years 2025, 2024, 2023, 2022 and 2021:

Year	PEO #1	PEO #2	PEO #3	Non-PEO NEOs

2025	Rati Sahi Levesque	—	—	Ajay Gopal, Todd Suko, Luke Friang, Chatelle Lynch
2024	Rati Sahi Levesque	John Koryl	—	Ajay Gopal, Todd Suko, Luke Friang, Chatelle Lynch, Robert Julian
2023	John Koryl	Rati Sahi Levesque	Robert Julian	Todd Suko, Luke Friang
2022	Julie Wainwright	Rati Sahi Levesque	Robert Julian	Todd Suko, Luke Friang
2021	Julie Wainwright	—	—	Rati Sahi Levesque, Robert Julian, Todd Suko, Matt Gustke, Arnie Katz
Ms. Sahi Levesque was promoted to the role of the Company’s CEO on October 28, 2024. Mr. Koryl served as the Company’s CEO from February 6, 2023 to October 28, 2024. Our founder Ms. Wainwright stepped down as the Company’s CEO and Board Chair on June 7, 2022, and Ms. Sahi Levesque and Mr. Julian served as the Company’s Co-Interim CEOs from June 7, 2022 to February 5, 2023.

Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” amounts to our PEO(s) and NEOs in each of 2025, 2024, 2023, 2022, and 2021, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules. No adjustments were made pursuant to defined benefit or actuarial pension plans, and such items have been excluded from the table below:

Year(1)	Summary Compen- sation Total	Minus Summary Compensation Equity	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Year that Vesting During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Plus Value of Dividends or Other Earnings Paid in Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Calculated Compensation Actually Paid

PEO #1
2025	2,117,607	—	—	12,797,181	—	(1,876,893)	—	—	13,037,895
2024	11,496,011	10,000,000	34,292,875	3,295,536	477,750	341,739	—	—	39,903,912
2023	4,428,149	2,246,000	3,061,688	—	—	—	—	—	5,243,837
2022	5,360,969	3,997,571	279,405	(6,327,449)	—	(85,825)	—	—	(4,770,471)
2021	4,985,262	4,468,921	2,234,461	(3,611,520)	—	(171,428)	—	—	(1,032,147)
PEO #2
2024	2,464,918	1,077,000	—	—	—	—	3,061,688	—	(1,673,770)
2023	2,045,929	640,000	827,094	144,453	145,469	90,589	186,270	—	2,427,264
2022	3,246,285	2,577,977	337,614	(2,128,938)	77,116	(963,367)	—	—	(2,009,267)
PEO #3
2023	2,045,929	640,000	431,375	3,539	—	(89,506)	300,535	—	1,450,802
2022	2,070,494	644,494	84,404	(2,581,367)	—	(1,446,413)	—	—	(2,517,376)
Average Non-PEO NEOs
2025	2,520,654	1,315,676	1,825,637	1,554,960	208,534	(744,411)	1,110,078	—	2,939,620
2024	2,415,300	1,544,800	5,413,388	725,618	111,475	84,277	88,147	—	7,117,111
2023	1,336,500	456,875	574,753	53,231	43,641	33,021	27,940	—	1,556,330
2022	1,037,349	660,584	80,910	(908,968)	26,990	(347,608)	1,197,281	—	(1,969,192)
2021	4,635,775	4,074,744	2,072,563	(510,026)	65,492	5,667	580,305	—	1,614,422

Non-PEO NEO Average Total Compensation Amount								$ 2,520,654	$ 2,415,300	$ 1,336,500	$ 1,037,349	$ 4,635,775
Non-PEO NEO Average Compensation Actually Paid Amount								$ 2,939,620	7,117,111	1,556,330	(1,969,192)	1,614,422
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” amounts to our PEO(s) and NEOs in each of 2025, 2024, 2023, 2022, and 2021, reflect the respective Summary Compensation Total with adjustments shown below as determined pursuant to SEC rules. No adjustments were made pursuant to defined benefit or actuarial pension plans, and such items have been excluded from the table below:

Year(1)	Summary Compen- sation Total	Minus Summary Compensation Equity	Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Year that Vesting During the Fiscal Year	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	Plus Value of Dividends or Other Earnings Paid in Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Calculated Compensation Actually Paid

PEO #1
2025	2,117,607	—	—	12,797,181	—	(1,876,893)	—	—	13,037,895
2024	11,496,011	10,000,000	34,292,875	3,295,536	477,750	341,739	—	—	39,903,912
2023	4,428,149	2,246,000	3,061,688	—	—	—	—	—	5,243,837
2022	5,360,969	3,997,571	279,405	(6,327,449)	—	(85,825)	—	—	(4,770,471)
2021	4,985,262	4,468,921	2,234,461	(3,611,520)	—	(171,428)	—	—	(1,032,147)
PEO #2
2024	2,464,918	1,077,000	—	—	—	—	3,061,688	—	(1,673,770)
2023	2,045,929	640,000	827,094	144,453	145,469	90,589	186,270	—	2,427,264
2022	3,246,285	2,577,977	337,614	(2,128,938)	77,116	(963,367)	—	—	(2,009,267)
PEO #3
2023	2,045,929	640,000	431,375	3,539	—	(89,506)	300,535	—	1,450,802
2022	2,070,494	644,494	84,404	(2,581,367)	—	(1,446,413)	—	—	(2,517,376)
Average Non-PEO NEOs
2025	2,520,654	1,315,676	1,825,637	1,554,960	208,534	(744,411)	1,110,078	—	2,939,620
2024	2,415,300	1,544,800	5,413,388	725,618	111,475	84,277	88,147	—	7,117,111
2023	1,336,500	456,875	574,753	53,231	43,641	33,021	27,940	—	1,556,330
2022	1,037,349	660,584	80,910	(908,968)	26,990	(347,608)	1,197,281	—	(1,969,192)
2021	4,635,775	4,074,744	2,072,563	(510,026)	65,492	5,667	580,305	—	1,614,422

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA*
Net Income
Total Shareholder Return (TSR)

Total Shareholder Return Amount								$ 80.76	55.94	10.29	6.4	59.42
Peer Group Total Shareholder Return Amount								143.95	133.04	118.65	97.63	142.97
Net Income (Loss)								$ 41,799,000,000	$ 134,202,000,000	$ 168,472,000,000	$ 196,445,000,000	$ 236,107,000,000
Company Selected Measure Amount								42,104	9,308	(55,169)	(112,454)	(126,908)
PEO Name		Rati Sahi Levesque		Julie Wainwright		John Koryl	John Koryl	Rati Sahi Levesque				Julie Wainwright
Additional 402(v) Disclosure			Reflects the total shareholder return indexed to $100 per share for the S&P Retail Select Industry Index.					Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718. No adjustments were made to Summary Compensation disclosed compensation values pursuant to any defined benefit or actuarial pension plans.
Measure:: 1
Pay vs Performance Disclosure
Name								Adjusted EBITDA*
Non-GAAP Measure Description								Adjusted EBITDA is a non-GAAP measure. For a discussion of this measure and for a reconciliation to the most directly comparable GAAP measures, see ‘Adjusted EBITDA’ and ‘Adjusted EBITDA Reconciliation’ under the section titled 'Non-GAAP Financial Measures' of the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2021 through 2025.
Measure:: 2
Pay vs Performance Disclosure
Name								Net Income
Measure:: 3
Pay vs Performance Disclosure
Name								Total Shareholder Return (TSR)
MS. Rati Sahi Levesque [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								$ 2,117,607	$ 11,496,011	$ 2,045,929	$ 3,246,285
PEO Actually Paid Compensation Amount								13,037,895	39,903,912	2,427,264	(2,009,267)
PEO Name	Rati Sahi Levesque				Rati Sahi Levesque
MR. John Koryl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									2,464,918	4,428,149
PEO Actually Paid Compensation Amount									(1,673,770)	5,243,837
MR. Robert Julian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount										2,045,929	2,070,494
PEO Actually Paid Compensation Amount										1,450,802	(2,517,376)
PEO Name	Robert Julian				Robert Julian
MS. Julie Wainwright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											5,360,969	$ 4,985,262
PEO Actually Paid Compensation Amount											(4,770,471)	(1,032,147)
PEO | MS. Rati Sahi Levesque [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	(10,000,000)	(640,000)	(2,577,977)
PEO | MS. Rati Sahi Levesque [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	34,292,875	827,094	337,614
PEO | MS. Rati Sahi Levesque [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								12,797,181	3,295,536	144,453	(2,128,938)
PEO | MS. Rati Sahi Levesque [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	477,750	145,469	77,116
PEO | MS. Rati Sahi Levesque [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(1,876,893)	341,739	90,589	(963,367)
PEO | MS. Rati Sahi Levesque [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	(186,270)	0
PEO | MS. Rati Sahi Levesque [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0	0
PEO | MR. John Koryl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,077,000)	(2,246,000)
PEO | MR. John Koryl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0	3,061,688
PEO | MR. John Koryl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0	0
PEO | MR. John Koryl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0	0
PEO | MR. John Koryl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0	0
PEO | MR. John Koryl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(3,061,688)	0
PEO | MR. John Koryl [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0	0
PEO | MR. Robert Julian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										(640,000)	(644,494)
PEO | MR. Robert Julian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										431,375	84,404
PEO | MR. Robert Julian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										3,539	(2,581,367)
PEO | MR. Robert Julian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0
PEO | MR. Robert Julian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										(89,506)	(1,446,413)
PEO | MR. Robert Julian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										(300,535)	0
PEO | MR. Robert Julian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										0	0
PEO | MS. Julie Wainwright [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(3,997,571)	(4,468,921)
PEO | MS. Julie Wainwright [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											279,405	2,234,461
PEO | MS. Julie Wainwright [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(6,327,449)	(3,611,520)
PEO | MS. Julie Wainwright [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0	0
PEO | MS. Julie Wainwright [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(85,825)	(171,428)
PEO | MS. Julie Wainwright [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0	0
PEO | MS. Julie Wainwright [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(1,315,676)	(1,544,800)	(456,875)	(660,584)	(4,074,744)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,825,637	5,413,388	574,753	80,910	2,072,563
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,554,960	725,618	53,231	(908,968)	(510,026)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								208,534	111,475	43,641	26,990	65,492
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(744,411)	84,277	33,021	(347,608)	5,667
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(1,110,078)	(88,147)	(27,940)	(1,197,281)	(580,305)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 0	$ 0	$ 0	$ 0	$ 0